Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Summary of Inventories

	As of December 31,
	2021	2020
	US$’000	US$’000
Raw materials and supplies	23,928	23,490
Work in progress	24,791	17,992
Finished goods	80,078	54,889
Total inventories at the lower of cost and net realizable value	128,797	96,371